FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments Financial Risks And Capital Risks Management
SCHEDULE OF FINANCIAL INSTRUMENTS

The following table sets out the financial instruments as at the end of the reporting period:

	2020	2021	2022
	S$	S$	S$

Financial asset

Financial assets at amortized cost:
Other receivables	55,514	20,522	73,144
Cash and cash equivalents	885,272	2,512,768	1,579,718
	940,786	2,533,290	1,652,862

Financial liabilities

Financial liabilities at amortized cost:
Trade and other payables	341,034	210,253	410,798
Lease liabilities	31,122	23,131	14,419
Borrowings other than convertible loans	626,262	924,810	803,606
	998,418	1,158,194	1,228,823

Financial liabilities at FVTPL:
Convertible loans	2,323,423	2,310,757	3,401,237

SCHEDULE OF CURRENCY EXPOSURE BASED ON THE INFORMATION

The Group’s currency exposure based on the information provided to key management is as follows:

	SGD	MYR	USD	GBP	Total
	S$	S$	S$	S$	S$
December 31, 2022
Financial assets
Cash and bank balances	1,261,189	233,500	85,029	-	1,579,718
Trade and other receivables	38,141	35,003	-	-	73,144
Intra-group receivables	1,069,340	20,583	-	-	1,089,923
	2,368,670	289,086	85,029	-	2,742,785

Financial liabilities
Trade and other payables	(186,652)	(53,938)	(23,998)	(146,212)	(410,800)
Borrowings	(3,701,237)	(518,025)	-	-	(4,219,262)
Intra-group payables	(1,069,340)	(20,583)	-	-	(1,089,923)
	(4,957,229)	(592,546)	(23,998)	(146,212)	(5,719,985)
Net financial (liabilities)/assets	(2,588,559)	(303,460)	61,031	(146,212)	(2,977,200)
Add: Net financial assets/(liabilities) denominated respective entities’ functional currencies	2,588,559	303,460	-	-	2,892,019
Currency exposure of financial assets, net of those denominated in the Company’s functional currency	-	-	61,031	(146,212)	(85,181)

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2020, 2021 and 2022

	SGD	MYR	USD	Total
	S$	S$	S$	S$
December 31, 2021
Financial assets
Cash and bank balances	1,738,653	364,279	409,836	2,512,768
Other receivables	7,909	12,613	-	20,522
Intra-group receivables	1,089,953	12,803	-	1,102,756
	2,836,515	389,695	409,836	3,636,046

Financial liabilities
Trade and other payables	(124,933)	(85,186)	(134)	(210,253)
Lease liabilities	-	(23,131)	-	(23,131)
Borrowings	(2,660,757)	(574,810)	-	(3,235,567)
Intra-group payables	(1,089,953)	(12,803)	-	(1,102,756)
	(3,875,643)	(695,930)	(134)	(4,571,707)
Net financial (liabilities)/assets	(1,039,128)	(306,235)	409,702	(935,661)
Add: Net financial assets denominated respective entities’ functional currencies	1,039,128	306,235	-	1,345,363

Currency exposure of financial assets, net of those denominated in the respective entities’ functional currencies	-	-	409,702	409,702

SCHEDULE OF NET FINANCIAL LIABILITY ASSET CURRENCY RISK

	Increase/(decrease)
	2022	2021
	Loss after tax	Loss after tax
	S$	S$
MYR against SGD
- strengthened	-	-
- weakened	-	-

USD against SGD
- strengthened	(2,533)	(17,003)
- weakened	2,533	17,003

GBP against SGD
- strengthened	6,068	-
- weakened	(6,068)	-

SCHEDULE OF REMAINING CONTRACTUAL MATURITIES

	Less than 1 year or on demand	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total undiscounted cash flow
	S$	S$	S$	S$	S$
December 31, 2022
Trade and other payables	410,798	-	-	-	410,798
Lease liabilities	8,227	6,856	-	-	15,083
Borrowings (excluding lease liabilities)	2,190,724	56,506	169,518	362,580	2,779,328

December 31, 2021
Trade and other payables	210,253	-	-	-	210,253
Lease liabilities	8,740	8,740	7,283	-	24,763
Borrowings (excluding lease liabilities)	2,242,530	60,030	180,089	445,219	2,927,868

SCHEDULE OF CAPITAL BASED ON DEBT-TO-EQUITY RATIO

Management monitors capital based on debt-to-equity ratio. The debt-to-equity ratio is calculated as total debt divided by total equity.

	2021	2022
	S$	S$

Total borrowings (Notes 11-13)	3,258,698	4,219,262
Total equity	2,591,604	586,298

Debt-to-equity %	126%	720%